Fresh Start Accounting - Reconciliation of Distributable Value to Estimated Reorganization Value (Details) - USD ($) $ in Millions	Jul. 02, 2018	Apr. 17, 2018
Reorganizations [Abstract]
Distributable value	$ 11,056	$ 11,000
Add: other working capital liabilities	478
Add: other non-current operating liabilities	57
Add: fair value of tax attributes	8
Add: redeemable non-controlling interest	30
Reorganization Value	$ 11,629